Income Taxes	6 Months Ended
Jun. 30, 2019
Text block [abstract]
Income Taxes
24.	Income Taxes

A summary of the Company’s income tax expense (recovery) is as follows:

Income tax recognized in net earnings is comprised of the following:

	Three Months Ended June 30, 2019		Six Months Ended June 30
(in thousands)	2019	2018	2019	2018
Current income tax expense	$85	$29	$104	$51
Deferred income tax expense (recovery) related to:
Origination and reversal of temporary differences	$1,089	$845	$4,284	$1,891
Reversal of write down or recognition of prior period temporary differences	(3,932)	(4,098)	(7,256)	(5,651)
Total deferred income tax expense (recovery)	$(2,843)	$(3,253)	$(2,972)	$(3,760)
Income tax expense (recovery) recognized in net earnings	$(2,758)	$(3,224)	$(2,868)	$(3,709)

Income tax recognized as a component of OCI is comprised of the following:

	Three Months Ended June 30, 2019		Six Months Ended June 30
(in thousands)	2019	2018	2019	2018
Income tax expense (recovery) related to LTIs - common shares held	$1,956	$3,233	$2,001	$3,691
Income tax expense (recovery) recognized in OCI	$1,956	$3,233	$2,001	$3,691

Income tax recognized directly in equity is comprised of the following:

	Three Months Ended June 30, 2019		Six Months Ended June 30
(in thousands)	2019	2018	2019	2018
Income tax expense (recovery) related to share issue costs
Write down of previously recognized temporary differences	$894	$30	$986	$89

Income tax expense (recovery) recognized in equity	$894	$30	$986	$89

The provision for income taxes differs from the amount that would be obtained by applying the statutory income tax rate to consolidated earnings before income taxes due to the following:

	Three Months Ended June 30, 2019		Six Months Ended June 30
(in thousands)	2019	2018	2019	2018

Earnings (loss) before income taxes	$(127,452)	$314,918	$(70,213)	$382,556
Canadian federal and provincial income tax rates	27.00%	27.00%	27.00%	27.00%
Income tax expense (recovery) based on above rates	$(34,413)	$85,028	$(18,958)	$103,290
Non-deductible stock based compensation and other	1,225	1,128	1,795	1,915
Differences in tax rates in foreign jurisdictions	(14,866)	(86,764)	(33,761)	(106,925)
Current period unrecognized temporary differences - impairments	44,796	-	44,796	-
Current period unrecognized temporary differences	4,432	1,482	10,516	3,662
Reversal of write down or recognition of prior period temporary differences	(3,932)	(4,098)	(7,256)	(5,651)

Income tax expense (recovery)	$(2,758)	$(3,224)	$(2,868)	$(3,709)

The majority of the Company’s income generating activities, including the sale of precious metals, is conducted by its 100% owned subsidiary Wheaton Precious Metals International Ltd., which operates in the Cayman Islands and is not subject to income tax.

The recognized deferred income tax assets and liabilities are offset on the balance sheet and relate to Canada, except for the foreign withholding tax. The movement in deferred income tax assets and liabilities for the six months ended June 30, 2019 and the year ended December 31, 2018 is shown below:

	Six Months Ended June 30, 2019
Recognized deferred income tax assets and liabilities	Opening Balance	Recovery (Expense) Recognized In Net Earnings	Recovery (Expense) Recognized In OCI	Recovery (Expense) Recognized In Shareholders’ Equity	Closing Balance
Deferred tax assets
Non-capital loss carryforward [1]	$3,823	$1,002	$-	$(936)	$3,889
Capital loss carryforward [2]	-	2,001	-	-	2,001
Other [3]	387	45	-	-	432
Deferred tax liabilities
Interest capitalized for accounting	(87)	-	-	-	(87)
Debt and share financing fees [4]	(591)	(61)	-	(50)	(702)
Unrealized gains on long-term investments	-	-	(2,001)	-	(2,001)
Mineral stream interests [5]	(3,532)	-	-	-	(3,532)
Foreign withholding tax	(111)	(14)	-	-	(125)

Total	$(111)	$2,973	$(2,001)	$(986)	$(125)

1)	As at June 30, 2019, the Company had recognized the tax effect on $14 million of non-capital losses against deferred tax liabilities on income account.
2)	As at June 30, 2019, the Company had recognized net capital losses of $7 million to offset unrealized taxable capital gains on long-term investments.
3)	Other includes capital assets, charitable donation carryforward, and PSU accrual.
4)

Debt and share financing fees are deducted over a five year period for Canadian income tax purposes. For accounting purposes, debt financing fees are deducted over the term of the credit facility and share financing fees are charged directly to issued capital.

5)

The Company’s position, as reflected in its filed Canadian income tax returns and consistent with the terms of the PMPAs, is that the cost of the precious metal acquired under the Canadian PMPAs is equal to the market value while a deposit is outstanding (where applicable to an agreement), and the cash cost thereafter. For accounting purposes, the cost of the mineral stream interests is depleted on a unit-of-production basis as described in Note 4.2.

	Year Ended December 31, 2018
Recognized deferred income tax assets and liabilities	Opening Balance	Recovery (Expense) Recognized In Net Earnings	LTI Disposition		Recovery (Expense) Recognized In OCI	Recovery (Expense) Recognized In Shareholders’ Equity	Closing Balance
Deferred tax assets
Non-capital loss carryforward	$3,848	$(2,057)	$		$-	$2,032	$3,823
Long-term investments	-	-			-	-	-
Capital loss carryforward	1,965	2,633		(4,598)	-	-	-
Foreign exchange on investments	-	-			-	-	-
Other	147	240			-	-	387
Deferred tax liabilities
Interest capitalized for accounting	(87)	-			-	-	(87)
Debt and share financing fees	(375)	(107)			-	(109)	(591)
Kutcho Convertible Note	(29)	29			-	-	-
Unrealized gains on long-term investments	(1,937)	1		4,598	(2,662)	-	-
Mineral stream interests	(3,532)	-			-	-	(3,532)
Foreign withholding tax	(76)	(35)			-	-	(111)

Total	$(76)	$704		$-	$(2,662)	$1,923	$(111)

Deferred income tax assets in Canada not recognized are shown below:

(in thousands)	June 30 2019	December 31 2018
Non-capital loss carryforward [1]	$17,544	$7,209
Debt and equity financing fees	2,978	4,474
Mineral stream interests	110,750	67,717
Other	2,647	3,656
Capital loss carryforward [2]	5,796	7,723
Kutcho Convertible Note	829	648
Unrealized losses on long-term investments	11,068	15,907

Total	$151,612	$107,334

1)	As at June 30, 2019, the Company had not recognized the tax effect on $65 million of non-capital losses as a deferred tax asset.
2)	As at June 30, 2019, the Company had not recognized the tax effect on $21 million of net capital losses as a deferred tax asset.

In June 2019, the Company received Notices of Reassessment for the 2005 to 2017 taxation years relating to the settlement reached with the Canada Revenue Agency (“CRA”) on December 13, 2018 (the “Settlement Agreement”). These reassessments resulted in total tax of approximately $4.3 million (Cdn$5.6 million) and interest and other penalties of approximately $4.4 million (Cdn$5.7 million), consistent with the amounts accrued in the Company’s results for the year ended December 31, 2018. The Company believes the interest should be lower by approximately $1.4 million (Cdn$1.9 million) and expects to file notices of objection to challenge the CRA’s computation of interest.

The 2011 to 2015 taxation years remain under audit for international transactions, subject to the terms of the Settlement Agreement.